Balance Sheet Components - Property Plant and Equipment Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	$ 8,345	$ 8,287	$ 2,414
Accumulated depreciation and amortization	(1,504)	(1,236)	(989)
Property and equipment, net	6,841	7,051	1,425
Robotics And Manufacturing Equipment
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	876	876	659
Leasehold Improvements
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	3,890	3,890	154
Computer Equipment
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	1,270	1,270	568
Capital Leased Computer Equipment
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	271	271	386
Software And Service
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	355	355	359
Other Fixed Assets
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross		753	147
Construction In Progress
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	855	872	$ 141
Furniture and Fixtures
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, gross	$ 828	$ 753